Acquisitions (Details) $ in Thousands			12 Months Ended
	Oct. 17, 2014 item	Oct. 17, 2014 USD ($) item	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 26, 2015 USD ($)	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
ACQUISITIONS
Assets			$ 2,196,135	$ 2,252,665				$ 1,703,127
Deposit			1,845,713	1,931,851				1,447,372
Loans And Leases Receivable Net Of Allowance			1,784,123	1,794,239				1,343,054
Stockholders' equity			288,405	293,770			$ 203,600	199,218	$ 188,211	$ 153,423
Goodwill, initial amount recognized			14,457
Goodwill			30,129	$ 30,129				$ 15,672	$ 15,672
SP Bancorp Inc And Its Wholly Owned Subsidiary Share Plus Bank [Member]
ACQUISITIONS
Assets						$ 348,700
Deposit						280,500
Loans And Leases Receivable Net Of Allowance						248,200
Stockholders' equity						$ 33,700
SP Bancorp Inc And Its Wholly Owned Subsidiary Share Plus Bank [Member]
ACQUISITIONS
Number of branches | item	4	4
Cash paid for entity acquired		$ 46,400
Core deposit intangibles
ACQUISITIONS
Finite-lived Intangible Assets Acquired			$ 3,467
Scenario, Adjustment [Member] | SP Bancorp Inc And Its Wholly Owned Subsidiary Share Plus Bank [Member]
ACQUISITIONS
Goodwill					$ 2,500
Deferred tax assets, net					3,500
Current tax receivable					$ 951
Plano Texas
ACQUISITIONS
Number of branches | item		2
Dallas Texas [Member]
ACQUISITIONS
Number of branches | item		1
Louisville, Kentucky
ACQUISITIONS
Number of branches | item		1